Fair Value Measurements - Additional Information (Details) - USD ($)	Nov. 23, 2020	Dec. 31, 2020	Oct. 16, 2020	Oct. 06, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurement with unobservable inputs reconciliation recurring basis liabilities transfers out of level 3	$ 14,414,287
Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of warrant or right exercise price of warrants or rights		$ 1.50	$ 1.50
Initial Measurement [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate value of liabilities at fair value				$ 8,100,000
Class of warrant or right exercise price of warrants or rights				$ 1.00
Initial Measurement [Member] | Public Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate value of liabilities at fair value				$ 14,400,000
Class of warrant or right exercise price of warrants or rights				$ 0.85
Cash [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-in-trust, Current		$ 4,492
US Treasury Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-in-trust, Current		$ 508,640,857